Average Annual Total Returns - FidelityTax-FreeBondFund-PRO - FidelityTax-FreeBondFund-PRO - Fidelity Tax-Free Bond Fund	Apr. 01, 2025
Fidelity Tax-Free Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.77%
Past 5 years	1.17%
Past 10 years	2.49%
Fidelity Tax-Free Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.77%
Past 5 years	1.14%
Past 10 years	2.44%
Fidelity Tax-Free Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.30%
Past 5 years	1.53%
Past 10 years	2.60%
LB123
Average Annual Return:
Past 1 year	0.82%
Past 5 years	0.93%
Past 10 years	2.37%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%